Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fees and Commissions [Abstract]
Fees and commissions on deposits	¥ 53,891	¥ 58,865	¥ 57,138
Fees and commissions on remittances and transfers	168,571	169,101	168,124
Fees and commissions on foreign trading business	75,024	84,688	71,487
Fees and commissions on credit card business	198,145	193,646	179,669
Fees and commissions on security-related services	239,516	285,334	285,728
Fees and commissions on administration and management services for investment funds	155,708	149,916	141,050
Trust fees	103,110	110,051	106,943
Guarantee fees	41,818	44,740	52,982
Insurance commissions	59,853	69,485	63,344
Fees and commissions on real estate business	39,808	43,516	36,364
Other fees and commissions	279,449	266,530	238,151
Total	¥ 1,414,893	¥ 1,475,872	¥ 1,400,980